Vessels, net (Tables)	12 Months Ended
Dec. 31, 2020
Vessels

	Vessel (in thousands)	Drydocking (in thousands)	Total (in thousands)
Cost
December 31, 2018	$2,057,370	$31,908	$2,089,278
Additions	2,910	11,523	14,433
Write-offs of fully amortized assets	—	(7,203)	(7,203)

December 31, 2019	2,060,280	36,228	2,096,508
Additions	2,233	10,192	12,425
Write-offs of fully amortized assets	—	(6,766)	(6,766)

December 31, 2020	$2,062,513	$39,654	$2,102,167

Accumulated Depreciation
December 31, 2018	$400,517	$17,896	$418,413
Charge for the period	67,886	7,885	75,771
Write-offs of fully amortized assets	—	(7,203)	(7,203)

December 31, 2019	468,403	18,578	486,981
Charge for the period	68,033	8,231	76,264
Write-offs of fully amortized assets	—	(6,766)	(6,766)

December 31, 2020	$536,436	$20,043	$556,479

Net Book Value
December 31, 2018	$1,656,853	$14,012	$1,670,865

December 31, 2019	$1,591,877	$17,650	$1,609,527

December 31, 2020	$1,526,077	$19,611	$1,545,688